Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000244439 [Member]
Shareholder Report [Line Items]
Fund Name	MarketDesk Focused U.S. Dividend ETF
Class Name	MarketDesk Focused U.S. Dividend ETF
Trading Symbol	FDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MarketDesk Focused U.S. Dividend ETF (the “Fund”) for the period of September 19, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.marketdeskindices.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$32	0.35%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s investment strategy seeks both capital appreciation and a high level of dividend income. During the Period, the Fund underperformed the overall U.S. equity market as enthusiasm for artificial intelligence (AI) drove outsized gains in the generally lower-yielding technology sector.
Multiple themes impacted dividend stock performance during the period. High interest rates offered income-oriented investors alternative investment opportunities, such as long-duration bonds and money market funds. The level of interest rates also raised concerns about dividend-paying companies’ ability to maintain their dividends as interest expense increased. This combination led to decreased investor interest in dividend stocks and reduced demand, and consequently underperformance, for the types of companies owned by the Fund.
The Fund generated positive performance over the period. In terms of security selection, the Consumer Discretionary, Financials, and Industrials sectors contributed the most to the Fund’s performance, while the Materials, Health Care, and Energy sectors offset some of the Fund’s performance. We expect the Fund to continue executing on its quantitative investment strategy over the next year as the Federal Reserve moves to lower interest rates and dividend stocks become more in demand.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (9/19/2023)
MarketDesk Focused U.S. Dividend ETF - NAV	15.69%
MarketDesk Focused U.S. Dividend ETF - Market	15.86%
S&P 500 Index	25.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.marketdeskindices.com for more recent performance information.

Performance Inception Date	Sep. 19, 2023
Net Assets	$ 103,931,095
Holdings Count | holding	62
Advisory Fees Paid, Amount	$ 239,035
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$103,931,095	Portfolio Turnover Rate*	87%
# of Portfolio Holdings	62	Advisory Fees Paid	$239,035
*Excludes impact of in-kind transactions.